Convertible Notes: (Details 1) (USD $)	61 Months Ended
	Jun. 14, 2012	Sep. 30, 2012	Jul. 03, 2012	Jun. 30, 2012	Jun. 15, 2012	May 18, 2007
Convertible notes issuance						$ 103,500,000
Face value of convertible notes settled in cash prior to June 15, 2012	1,153,000
Cash paid to settle convertible notes prior to June 15, 2012	452,000
Face value of convertible notes settled in cash on June 15, 2012					16,900,000
Convertible notes face value		70,007,500		85,447,000
Short term convertible notes		2,490,000
Long term convertible notes		67,517,500
Face value of convertible notes settled in cash on July 3, 2012			$ 15,439,500